Debt (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 14, 2021	Feb. 19, 2021	Nov. 25, 2020	Aug. 07, 2020	Jun. 18, 2020	Apr. 29, 2020	Nov. 20, 2018	Nov. 09, 2018	Aug. 19, 2021	Aug. 27, 2021	May 31, 2021	May 31, 2020	Feb. 28, 2021	Jul. 02, 2020	May 12, 2020
Original issue discount											$ 946,873	$ 25,180
Number of common stock issued												123,000
Principal amount of convertible securities											$ 1,173,073
Number of conversion of shares								520,000			84,000
Subsequent Event [Member]
Number of common stock issued										42,000
Number of conversion of shares										15,000
Common Stock [Member]
Number of common stock issued											2,976	15,625
Principal amount of convertible securities											$ 2
Number of conversion of shares											19,748
FirstFire Global Opportunities Fund, LLC [Member] | Securities Purchase Agreement [Member]
Repayment of debt				$ 300,000
FirstFire Global Opportunities Fund, LLC [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Debt instrument, default interest rate				12.00%
Debt maturity date				Aug. 07, 2021
Principal amount of debt instrument				$ 333,333
Repayment of debt				333,333
Original issue discount				$ 33,333
Debt description				Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five calendar days as provided in the Amortization Note, the Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five calendar days after the Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.
Number of common stock issued				4,167
Proceeds from equity				$ 2,000,000
Polar Asset Management Partners Inc. [Member]
Number of shares agreed to sell											490,000
K2 Principal Fund L.P. [Member]
Number of shares agreed to sell											220,000
Maxim [Member] | Fourth Amendment [Member] | Subsequent Event [Member]
Repayment of debt									$ 500,000
Description of payment terms									The Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Warrants issued									365,000
Warrant exercise price									$ 13.00
Restricted shares issued to purchase common stock									200,000
Maxim [Member] | Fourth Amendment [Member] | Common Stock [Member] | Subsequent Event [Member]
Shares reserved for future issuance									365,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Debt instrument, default interest rate						10.00%
Debt maturity date						Oct. 29, 2020
Principal amount of debt instrument						$ 152,000
Repayment of debt						152,000
Original issue discount						2,500
Debt exchange						$ 150,000
Remaining unpaid principal amount percentage						135.00%
Interest repaid														$ 15,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Two Tranches [Member]
Debt description						1250 shares of common stock within three trading days of the Effective Date; and In the event the average of the three volume weighted average prices for the Company's common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $1.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.
Number of common stock issued						1,250
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Guaranteed [Member]
Debt instrument, default interest rate						20.00%
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Mandatory Default Amount [Member]
Debt instrument, default interest rate											35.00%
Harbor Gates Note [Member]
Variable conversion price of common stock description											The "Variable Conversion Price" will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company's common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note.
Kaplan Promissory Note [Member]
Principal amount of debt instrument															$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, default interest rate															3.00%
Principal amount of debt instrument												$ 64,728			$ 90,000
Equity method investment, ownership percentage											10.00%				5.00%
Debt instrument, effective interest percentage															10.00%
June 18, 2020 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Debt instrument, default interest rate					12.00%
Debt maturity date					Jun. 18, 2021
Principal amount of debt instrument					$ 550,000
Repayment of debt					550,000
Original issue discount					$ 55,000
Debt description					Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $495,000 in exchange for the Amortization Note.
Number of common stock issued					6,875
Proceeds from equity					$ 2,000,000
November 23, 2020 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Debt instrument, default interest rate			12.00%
Debt maturity date			Nov. 23, 2021
Principal amount of debt instrument			$ 750,000
Repayment of debt			750,000
Original issue discount			75,000
Number of common stock issued					17,054
Net proceeds from issuance of debt			441,375
Origination fees			35,250
Partial repayment of principal and interest					$ 198,375
Debt interest					$ 90,000
November 23, 2020 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member] | Stock Warrants [Member]
Original issue discount			$ 157,438
Number of common stock issued			375,000
Feburary 2021 Convertible Note [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Debt instrument, default interest rate		12.00%
Debt maturity date		Feb. 19, 2022
Principal amount of debt instrument		$ 1,650,000
Repayment of debt		1,650,000
Original issue discount		$ 165,000
Debt description		The Company is required to make an interim payment to the Holder in the amount of $363,000, on or before August 19, 2021, towards the repayment of the balance of the Note. Currently the Company and the Holder have agreed to extend the terms of this payment. The extension provides that the Company paid $100,000 to the Holder by the intermin payment date and has agreed to pay an additional $100,000 upon the completion of a new debt deal that is anticipated to close by September 1, 2021 and the Company has agreed to pay $163,000 to the Holder at the earlier of the Company stock uplist or September 30, 2021,
Number of common stock issued		10,000
Net proceeds from issuance of debt		$ 1,485,000
Interest repaid		$ 198,000
Equity method investment, ownership percentage		4.99%
Conversion price		$ 4.99
Partial repayment of principal and interest		$ 363,000
Feburary 2021 Convertible Note [Member] | Holders [Member] | Securities Purchase Agreement [Member]
Debt instrument, default interest rate													125.00%
Feburary 2021 Convertible Note [Member] | Holders [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument, default interest rate													15.00%
Maxim Note [Member]
Debt instrument, default interest rate					10.00%
Debt description					The Parties agreed to the following: (i) Maxim's resale of the Company's common stock (the "Common Stock") underling the Maxim Note shall be limited to 10% of the daily volume of the Common Stock on each respective trading day, (ii) the maturity date of the Maxim Note was extended to December 31, 2020, (iii) the principal amount of the Maxim Note was increased by $100,000, which is included in interest expense on the accompanying condensed consolidated statement of operations, and (iv) the reference to "$15.44" in Section 4(b) of the Maxim Note was replaced with "$9.20".
Series A-2 Note [Member]
Debt description	The maturity date of the Series A-2 Note is extended to October 15, 2021. The principal balance of the Series A-2 Note is increased by $50,000 as of April 14, 2021. The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before April 30, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000. The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before May 15, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000. If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before July 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000. If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before September 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000, representing a total cumulative increase in the principal balance of $350,000 if the Series A-2 Note is not repaid in its entirety on or before September 15, 2021. The Company will, within five business days after the Company’s receipt of the Second Tranche Purchase Price of $999,996, pay $500,000 to Maxim, which will reduce the principal owed under the Series A-2 Note by $500,000.
Secured Demand Promissory Note [Member]
Principal amount of debt instrument							$ 1,800,000
Underwriter fees							$ 20,000
Accrued interest rate of debt instrument							125.00%
Description of debt instrument priority terms											The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company's common stock to the Company thirty days after the consummation of the Business Combination.
Secured Demand Promissory Note [Member] | May 20, 2019 [Member]
Accrued interest rate of debt instrument							8.00%
Secured Demand Promissory Note [Member] | May 21, 2019 Through August 20, 2019 [Member]
Accrued interest rate of debt instrument							12.00%
Secured Demand Promissory Note [Member] | August 21, 2019, through November 20, 2019 [Member]
Accrued interest rate of debt instrument							15.00%
Secured Demand Promissory Note [Member] | August 20, 2019 [Member]
Accrued interest rate of debt instrument							12.00%
Secured Demand Promissory Note [Member] | After August 21, 2019 [Member]
Accrued interest rate of debt instrument							18.00%